Long-Term Debt - Summary of Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Oct. 19, 2015	Dec. 31, 2014	Dec. 13, 2013	May 31, 2013	Nov. 16, 2012
Debt Instrument [Line Items]
Outstanding Principal	$ 2,175,000		$ 1,875,000
Unamortized Premium (Discount)	3,356		8,155
Unamortized Deferred Financing Costs	(40,244)		(48,087)
Net Carrying Amount	2,138,112		1,835,068			$ 1,300,000
Series C Revolving Credit Facility Due 2017 [Member]
Debt Instrument [Line Items]
Outstanding Principal	1,440
Net Carrying Amount	1,440
Series A, B Revolving Credit Facilities Due 2019 [Member]
Debt Instrument [Line Items]
Outstanding Principal	18,560
Net Carrying Amount	18,560
6.375% Senior Secured Notes Due 2019 [Member]
Debt Instrument [Line Items]
Outstanding Principal	925,000		925,000
Unamortized Deferred Financing Costs	(20,182)		(25,316)
Net Carrying Amount	904,818		899,684			925,000
8.75% Senior Notes Due 2020 [Member]
Debt Instrument [Line Items]
Outstanding Principal	930,000		930,000
Unamortized Premium (Discount)	7,060		8,155
Unamortized Deferred Financing Costs	(18,892)		(22,771)
Net Carrying Amount	918,168		915,384	$ 250,000	$ 200,000	$ 380,000
8.875% Senior Secured Notes Due 2022 [Member]
Debt Instrument [Line Items]
Outstanding Principal	300,000
Unamortized Premium (Discount)	(3,704)
Unamortized Deferred Financing Costs	(1,170)
Net Carrying Amount	$ 295,126	$ 300,000
Revolving Credit Facility Due 2017 [Member]
Debt Instrument [Line Items]
Outstanding Principal			20,000
Net Carrying Amount			$ 20,000